UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR 03.31.24

SEMI-ANNUAL REPORT

AB SHORT DURATION HIGH YIELD PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Short Duration High Yield Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 1

SEMI-ANNUAL REPORT

May 22, 2024

This report provides management’s discussion of fund performance for the AB Short Duration High Yield Portfolio for the semi-annual reporting period ended March 31, 2024. Prior to July 5, 2023, the Fund was named AB Limited Duration High Income Portfolio.

At meetings held on October 31 – November 2, 2023, the Board of Directors of AB Bond Fund, Inc. (the “Board”) approved the reorganization of the Fund into a newly-created exchange-traded fund (“ETF”) (the “Conversion”), which will be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Fund will be converted into an ETF (the “Acquiring Portfolio”), a newly-created series of AB Active ETFs, Inc., with an identical investment objective, and identical fundamental investment policies and investment strategies as the Fund. The closing date of the Conversion is expected to occur on or about June 7, 2024.

In connection with the Conversion, the assets and liabilities of the Fund will be transferred to the Acquiring Portfolio, and stockholders of the Fund will receive shares of the Acquiring Portfolio, equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Fund (less cash corresponding to any fractional share amount). In connection with the Conversion, Class A and Class C shares of the Portfolio were automatically converted into Advisor Class shares March 18, 2024, without the imposition of any sales load, fee or other charge. For additional information, please see the prospectus supplement dated November 3, 2023. In addition, stockholders of the Fund were sent a combined information statement/prospectus describing the Conversion and the Acquiring Portfolio, and summarizing the Board’s considerations in approving the Conversion.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF MARCH 31, 2024 (unaudited)

	6 Months	12 Months

AB SHORT DURATION HIGH YIELD PORTFOLIO

Advisor Class Shares[1]	7.43%	10.21%

Primary Benchmark:[2] Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index	7.22%	10.51%

Bloomberg Global High Yield 1-5 Year Index (USD hedged)	7.76%	11.31%

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1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2

Effective July 5, 2023, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Global High Yield 1-5 Year Index (USD hedged) to the Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index because the Adviser believes the new index better reflects the Fund’s revised investment strategies.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Bloomberg US High Yield 1–5 Year Cash Pay 2% Total Return Index, for the six- and 12-month periods ended March 31, 2024. The table also includes the previous benchmark, the Bloomberg Global High Yield 1-5 Year Index (USD hedged).

During the six-month period, the Fund outperformed the primary benchmark, before sales charges. Industry allocation was the largest contributor to performance, relative to the benchmark, mostly from an underweight to telecommunications and an overweight to retailers. Yield-curve positioning also contributed, from an overweight to the five-year part of the US yield curve that was partially offset by losses from underweights to the six-month and two-year parts of the curve. Security selection added to performance, as selection in media, energy and technology exceeded a loss from selection in retailers. Country allocation to the eurozone contributed to performance, and currency decisions did not impact performance during the period.

Over the 12-month period, the Fund underperformed the primary benchmark. Security selection detracted from relative returns, as selection in retailers, entertainment, banking and basic industry were partially offset by gains from selections in technology, real estate investment trusts (“REITs”), energy and telecommunications. Industry allocation contributed from overweights to banking and retailers, and underweights to REITs and telecommunications, which were greater than a loss from an underweight to sovereign bonds. Yield-curve positioning contributed to performance from an overweight to the five-year part of the US yield curve, which was greater than losses from underweights to the six-month and two-year parts of the curve. An underweight to the eurozone contributed to results, while currency decisions did not affect performance.

During both periods, the Fund used treasury futures to manage duration and yield-curve positioning. Currency forwards were used to hedge currency risk. Purchased and written options were used to hedge against tail risk. Credit default swaps were used to maintain overall account risk. During the 12-month period, credit default swaps were also used to actively take single issuer exposure.

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MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended March 31, 2024, fixed-income government bond market yields were volatile as investors adjusted their expectations for inflation, economic growth and central bank decisions. Global developed-market yields peaked in mid-October, then fell sharply through the end of 2023 and were flat overall in the first calendar quarter as investors recalibrated the timing and amount of interest-rate cuts by major central banks over the course of 2024. Government bond returns were positive across all major developed countries during the period—rising the most in Italy and by the least in Japan. Overall, developed-market investment-grade corporate bonds rose and outperformed government bonds, as corporates outperformed treasuries in the US and trailed eurozone treasuries in the euro area. Developed-market high-yield corporate bonds advanced and outperformed treasury markets by a wide margin, particularly in the US, and by a lesser margin in the eurozone. Emerging-market hard-currency sovereign bonds significantly outperformed developed-market treasuries, mainly due to the performance of high-yield sovereigns. Emerging-market hard-currency corporate bonds overall also had solid results, driven by high-yield corporates. Emerging-market local-currency bonds trailed other credit risk sectors as the US dollar rose against the majority of currencies over the period.

The Fund’s Senior Investment Management Team (the “Team”) continues to utilize its high-quality strategy, which seeks attractive returns with less volatility than traditional high-yield approaches. The Team seeks to manage interest-rate risk by maintaining an average duration of less than four years. The Fund’s primary investments are high-yield corporate fixed-income securities from developed and emerging markets, particularly lower-rated, investment-grade and unrated-debt securities.

INVESTMENT POLICIES

Under normal market conditions, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in debt securities that are rated below investment grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and assignments and, to a lesser extent, equity securities and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or

(continued on next page)

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below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings or the equivalent by any nationally recognized statistical rating organization (“NRSRO”), at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any NRSRO, and the notional amount of derivatives related to these instruments will be counted.)

The Fund invests on a global basis, including securities of issuers in both developed- and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser considers factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest-rate, credit market and currency fluctuations.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

All benchmarks are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index measures the performance of US dollar-denominated, high yield, fixed-rate corporate bonds with maturities of one to five years. The Bloomberg Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in the US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price

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DISCLOSURES AND RISKS (continued)

volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk: When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 7

DISCLOSURES AND RISKS (continued)

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2024 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

ADVISOR CLASS SHARES[2]			6.26%

1 Year	10.21%	10.21%

5 Years	3.30%	3.30%

10 Years	3.35%	3.35%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 0.78% for the Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limited the Fund’s total annual operating expense ratios (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) to 0.70% for the Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2025. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2024.

2

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 9

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2024 (unaudited)

SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES[1]

1 Year	10.21%

5 Years	3.30%

10 Years	3.35%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,074.30	$3.58	0.69%	$3.63	0.70%
Hypothetical**	$1,000	$1,021.55	$3.49	0.69%	$3.54	0.70%

*	Expenses are equal to the class’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the class’s annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

March 31, 2024 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $711.5

1

The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

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PORTFOLIO SUMMARY (continued)

March 31, 2024 (unaudited)

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Bahrain, Cayman Islands, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, Ghana, Guatemala, India, Indonesia, Israel, Ivory Coast, Japan, Jersey (Channel Islands), Kazakhstan, Lebanon, Macau, Mexico, Nigeria, Norway, Oman, Panama, Peru, Puerto Rico, Romania, Senegal, Slovenia, South Africa, Switzerland, Trinidad & Tobago, Turkey, Ukraine and Zambia.

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PORTFOLIO OF INVESTMENTS

March 31, 2024 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 78.5%
Industrial – 69.4%
Basic – 5.3%
Alcoa Nederland Holding BV 6.125%, 05/15/2028(a)	U.S.$	516	$516,748
7.125%, 03/15/2031(a)		522	531,861
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		1,416	1,486,404
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		2,697	1,740,617
Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(a)		1,556	1,617,571
Constellium SE 3.125%, 07/15/2029(a)	EUR	617	615,673
3.75%, 04/15/2029(a)	U.S.$	1,370	1,233,630
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,399	3,268,139
Element Solutions, Inc. 3.875%, 09/01/2028(a)		3,554	3,257,703
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		2,615	2,509,014
5.875%, 04/15/2030(a)		571	561,373
Guala Closures SpA 7.94% (EURIBOR 3 Month + 4.00%), 06/29/2029(a)(b)	EUR	600	651,796
Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	298	299,296
INEOS Finance PLC 7.50%, 04/15/2029(a)		2,590	2,597,977
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	257	268,747
9.625%, 03/15/2029(a)	U.S.$	488	523,814
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	589	586,780
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,675	3,320,069
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	100,802
7.125%, 10/01/2027(a)	U.S.$	453	457,856
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		521	477,346
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	187	199,675
5.375%, 11/01/2026(a)	U.S.$	3,089	2,998,245

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.272% (EURIBOR 3 Month + 4.38%), 11/01/2026(a)(b)	EUR	318	$343,839
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	2,219	2,225,413
SNF Group SACA 3.125%, 03/15/2027(a)		862	796,152
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		4,951	4,709,292

			37,895,832

Capital Goods – 8.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		1,449	1,251,806
6.00%, 06/15/2027(a)		324	315,314
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	186,175
4.125%, 08/15/2026(a)	U.S.$	3,572	3,240,268
Ball Corp. 2.875%, 08/15/2030		1,153	984,708
6.00%, 06/15/2029		1,032	1,041,567
Bombardier, Inc. 6.00%, 02/15/2028(a)		599	589,344
7.25%, 07/01/2031(a)		286	286,809
7.50%, 02/01/2029(a)		1,046	1,076,742
7.875%, 04/15/2027(a)		568	568,869
8.75%, 11/15/2030(a)		406	433,912
Chart Industries, Inc. 7.50%, 01/01/2030(a)		1,050	1,090,561
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		2,596	2,518,120
Covanta Holding Corp. 4.875%, 12/01/2029(a)		2,042	1,832,532
Crown Americas LLC 5.25%, 04/01/2030		1,286	1,240,823
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		2,606	2,646,810
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.625%, 12/15/2030(a)		264	266,548
EnerSys 4.375%, 12/15/2027(a)		1,214	1,149,015
Enviri Corp. 5.75%, 07/31/2027(a)		2,340	2,202,525
Esab Corp. 6.25%, 04/15/2029(a)		878	882,688
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,140,085

16 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GFL Environmental, Inc. 3.50%, 09/01/2028(a)	U.S.$	269	$246,350
3.75%, 08/01/2025(a)		2,161	2,106,737
4.00%, 08/01/2028(a)		489	450,799
5.125%, 12/15/2026(a)		64	62,867
6.75%, 01/15/2031(a)		394	403,791
Griffon Corp. 5.75%, 03/01/2028		3,106	3,043,135
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	662,754
LSB Industries, Inc. 7.29%, 10/15/2028(a)(c)	U.S.$	3,396	3,269,839
Moog, Inc. 4.25%, 12/15/2027(a)		2,220	2,090,951
Paprec Holding SA
3.50%, 07/01/2028(a)	EUR	260	267,051
6.50%, 11/17/2027(a)		400	453,333
Silgan Holdings, Inc.
2.25%, 06/01/2028		412	404,100
4.125%, 02/01/2028	U.S.$	1,510	1,429,139
Stericycle, Inc. 3.875%, 01/15/2029(a)		3,306	2,998,178
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/203(a)		271	281,572
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	186,951
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	2,410	2,328,687
TransDigm, Inc.
5.50%, 11/15/2027		1,844	1,805,165
6.375%, 03/01/2029(a)		2,860	2,868,752
6.75%, 08/15/2028(a)		708	718,379
6.875%, 12/15/2030(a)		485	494,729
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		954	979,558
Triumph Group, Inc. 9.00%, 03/15/2028(a)		1,976	2,083,376
Trivium Packaging Finance BV
3.75%, 08/15/2026(a)	EUR	440	460,268
5.50%, 08/15/2026(a)	U.S.$	642	631,972
WESCO Distribution, Inc.
6.375%, 03/15/2029(a)		1,571	1,587,511
7.125%, 06/15/2025(a)		262	262,338
7.25%, 06/15/2028(a)		500	510,510

			58,034,013

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 5.9%
Altice Financing SA
2.25%, 01/15/2025(a)	EUR	106	$109,303
5.00%, 01/15/2028(a)	U.S.$	2,689	2,211,138
AMC Networks, Inc.
4.75%, 08/01/2025		791	790,241
10.25%, 01/15/2029(a)		1,096	1,103,957
Banijay Entertainment SASU
7.00%, 05/01/2029(a)	EUR	442	500,771
8.125%, 05/01/2029(a)	U.S.$	734	758,141
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030(a)		274	230,163
4.75%, 03/01/2030(a)		545	467,496
5.125%, 05/01/2027(a)		2,095	1,995,571
6.375%, 09/01/2029(a)		1,456	1,382,224
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/2027(a)		1,987	1,875,450
9.00%, 09/15/2028(a)		200	208,328
CSC Holdings LLC
5.375%, 02/01/2028(a)		2,955	2,541,684
5.50%, 04/15/2027(a)		501	448,215
DISH DBS Corp.
5.25%, 12/01/2026(a)		2,160	1,703,570
5.75%, 12/01/2028(a)		754	518,450
Gray Television, Inc. 7.00%, 05/15/2027(a)		806	750,426
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029(a)		1,424	1,189,068
6.75%, 10/15/2027(a)		2,212	2,073,352
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,726	2,563,639
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		3,137	2,842,593
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		787	625,964
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		83	59,801
Sirius XM Radio, Inc.
3.125%, 09/01/2026(a)		1,184	1,110,083
4.00%, 07/15/2028(a)		1,602	1,465,830
5.00%, 08/01/2027(a)		230	221,435
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	337,729
TEGNA, Inc.
4.625%, 03/15/2028		2,001	1,839,939
5.00%, 09/15/2029		523	469,126

18 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Univision Communications, Inc.
4.50%, 05/01/2029(a)	U.S.$	2,057	$1,836,942
6.625%, 06/01/2027(a)		1,934	1,893,077
Urban One, Inc. 7.375%, 02/01/2028(a)		608	517,651
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	194,469
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	249,179
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)	U.S.$	2,417	2,217,791
Ziggo BV 4.875%, 01/15/2030(a)		3,396	3,047,401

			42,350,197

Communications - Telecommunications – 1.1%
Altice France SA/France
5.125%, 07/15/2029(a)		967	654,011
5.50%, 01/15/2028(a)		489	348,750
5.50%, 10/15/2029(a)		1,902	1,280,293
8.125%, 02/01/2027(a)		588	458,887
Level 3 Financing, Inc.
3.625%, 01/15/2029(a)		543	245,279
4.25%, 07/01/2028(a)		22	10,352
4.625%, 09/15/2027(a)		132	87,553
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,219,326
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,318	1,265,425
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		997	993,012
United Group BV
3.625%, 02/15/2028(a)	EUR	147	149,161
4.625%, 08/15/2028(a)		154	159,089
8.128% (EURIBOR 3 Month + 4.25%), 02/01/2029(a)(b)		210	227,297
Vmed O2 UK Financing I PLC 7.75%, 04/15/2032(a)	U.S.$	701	703,916

			7,802,351

Consumer Cyclical - Automotive – 2.6%
Allison Transmission, Inc.
3.75%, 01/30/2031(a)		585	510,793
4.75%, 10/01/2027(a)		197	189,812
5.875%, 06/01/2029(a)		1,728	1,711,411
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027		49	48,815
6.875%, 07/01/2028		525	522,391

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)	U.S.$	408	$413,798
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	460,728
Dana, Inc.
4.25%, 09/01/2030	U.S.$	578	510,703
5.625%, 06/15/2028		165	161,000
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/2027		660	637,421
5.00%, 07/15/2029		2,593	2,419,243
IHO Verwaltungs GmbH
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a)(d)		1,435	1,395,207
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a)(d)		1,324	1,322,282
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(d)		662	664,224
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(d)	EUR	377	441,187
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)	U.S.$	1,867	1,764,782
5.50%, 07/15/2029(a)		1,075	1,033,548
6.875%, 11/15/2026(a)	EUR	478	544,873
7.75%, 10/15/2025(a)	U.S.$	293	295,731
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	151,256
Tenneco, Inc. 8.00%, 11/17/2028(a)		1,422	1,297,319
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	300	309,702
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	211,899
ZF North America Capital, Inc.
4.75%, 04/29/2025(a)	U.S.$	1,568	1,548,980
6.875%, 04/14/2028(a)		234	242,815

			18,809,920

Consumer Cyclical - Entertainment – 3.6%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,605	1,488,573
Carnival Corp.
4.00%, 08/01/2028(a)		2,283	2,126,615
5.75%, 03/01/2027(a)		246	243,508
7.00%, 08/15/2029(a)		1,196	1,248,720
7.625%, 03/01/2026(a)	EUR	182	200,246

20 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cedar Fair LP 5.25%, 07/15/2029	U.S.$	23	$21,777
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, 04/15/2027		2,087	2,053,003
5.50%, 05/01/2025(a)		1,294	1,290,351
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	459,988
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	398,428
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		1,638	1,651,497
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	247,237
NCL Corp., Ltd.
3.625%, 12/15/2024(a)	U.S.$	891	878,704
5.875%, 02/15/2027(a)		1,167	1,151,222
8.125%, 01/15/2029(a)		846	895,889
8.375%, 02/01/2028(a)		560	590,862
Royal Caribbean Cruises Ltd.
5.375%, 07/15/2027(a)		299	294,688
5.50%, 08/31/2026(a)		244	241,643
5.50%, 04/01/2028(a)		526	519,562
7.25%, 01/15/2030(a)		143	148,438
9.25%, 01/15/2029(a)		778	834,654
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		2,927	2,760,483
Six Flags Entertainment Corp. 5.50%, 04/15/2027(a)		776	758,245
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,353,311
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	129,571
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	220,832
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,286	3,164,484

			25,372,531

Consumer Cyclical - Other – 5.8%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		115	115,153
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
4.875%, 02/15/2030(a)		1,100	985,952
6.25%, 09/15/2027(a)		1,195	1,169,176

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Builders FirstSource, Inc. 5.00%, 03/01/2030(a)	U.S.$	1,858	$1,772,012
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)		501	514,322
8.125%, 07/01/2027(a)		1,390	1,423,513
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,824	2,688,137
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	518	571,798
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	2,278	2,175,672
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)		2,077	1,904,360
4.875%, 01/15/2030		526	503,261
5.375%, 05/01/2025(a)		105	104,776
5.875%, 04/01/2029(a)		1,165	1,166,759
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875%, 07/01/2031(a)		35	31,353
5.00%, 06/01/2029(a)		3,122	2,912,982
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		3,625	3,313,830
Mattamy Group Corp.
4.625%, 03/01/2030(a)		1,372	1,248,232
5.25%, 12/15/2027(a)		2,100	2,036,874
MGM Resorts International
4.75%, 10/15/2028		2,465	2,343,845
5.50%, 04/15/2027		267	264,792
Miller Homes Group Finco PLC
7.00%, 05/15/2029(a)	GBP	276	324,474
9.151% (EURIBOR 3 Month + 5.25%), 05/15/2028(a)(b)	EUR	194	208,154
Playtech PLC 4.25%, 03/07/2026(a)		130	137,513
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	1,569	1,491,931
Standard Industries, Inc./NJ 4.75%, 01/15/2028(a)		1,722	1,643,132
5.00%, 02/15/2027(a)		1,170	1,135,075
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		24	22,939
5.75%, 01/15/2028(a)		22	21,875
5.875%, 06/15/2027(a)		2,866	2,865,599
Travel + Leisure Co. 4.50%, 12/01/2029(a)		1,822	1,672,578
6.625%, 07/31/2026(a)		1,548	1,559,192

22 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)	U.S.$	1,774	$1,736,001
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		1,000	947,880

			41,013,142

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,103,230
3.875%, 01/15/2028(a)		1,011	950,209
4.375%, 01/15/2028(a)		1,077	1,018,088
5.75%, 04/15/2025(a)		452	450,906
IRB Holding Corp. 7.00%, 06/15/2025(a)		340	340,435
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		279	247,604
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		1,064	1,009,428

			5,119,900

Consumer Cyclical - Retailers – 4.6%
Arko Corp. 5.125%, 11/15/2029(a)		1,500	1,243,485
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,970	1,822,644
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		2,490	2,547,868
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029(a)		65	58,930
6.50%, 08/01/2030(a)		1,163	1,180,771
FirstCash, Inc. 4.625%, 09/01/2028(a)		542	510,228
5.625%, 01/01/2030(a)		2,000	1,902,620
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		1,997	1,952,347
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		3,008	2,772,263
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		2,323	2,134,744
8.25%, 08/01/2031(a)		684	715,012
Levi Strauss & Co. 3.50%, 03/01/2031(a)		1,186	1,042,719
Murphy Oil USA, Inc. 4.75%, 09/15/2029		3,273	3,105,455
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,065	954,581

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)	U.S.$	2,056	$1,919,934
7.75%, 02/15/2029(a)		1,226	1,193,879
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		2,865	2,572,541
4.875%, 11/15/2031(a)		794	694,575
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,729	1,715,773
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		1,259	1,269,362
Staples, Inc. 7.50%, 04/15/2026(a)		739	721,190
William Carter Co. (The) 5.625%, 03/15/2027(a)		723	717,505

			32,748,426

Consumer Non-Cyclical – 9.4%
AdaptHealth LLC 4.625%, 08/01/2029(a)		991	852,012
5.125%, 03/01/2030(a)		1,750	1,526,315
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		274	245,841
4.625%, 01/15/2027(a)		1,494	1,446,207
6.50%, 02/15/2028(a)		1,145	1,158,694
7.50%, 03/15/2026(a)		185	188,271
Amer Sports Co. 6.75%, 02/16/2031(a)		1,737	1,736,097
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(a)		1,984	2,051,793
CAB SELAS 3.375%, 02/01/2028(a)	EUR	859	838,618
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		106	110,525
7.50%, 05/15/2030(a)		860	979,778
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	2,084	1,917,947
8.00%, 03/15/2026(a)		578	576,936
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 07/15/2030(a)		857	869,538
DaVita, Inc. 4.625%, 06/01/2030(a)		3,345	2,994,109
Elanco Animal Health, Inc. 6.65%, 08/28/2028		3,089	3,142,193

24 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Embecta Corp. 5.00%, 02/15/2030(a)	U.S.$	3,581	$2,921,845
6.75%, 02/15/2030(a)		366	318,394
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	479,311
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		2,919	3,014,977
Grifols SA 3.875%, 10/15/2028(a)	EUR	481	410,347
4.75%, 10/15/2028(a)	U.S.$	3,687	3,051,103
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	947,243
Iceland Bondco PLC 9.401% (EURIBOR 3 Month + 5.50%), 12/15/2027(a)(b)		199	216,220
10.875%, 12/15/2027(a)	GBP	118	157,089
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	823,472
6.50%, 05/15/2030(a)	U.S.$	212	216,382
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026(a)		240	235,723
7.00%, 12/31/2027(a)		469	465,422
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		2,552	2,478,043
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,062	1,963,766
Medline Borrower LP 3.875%, 04/01/2029(a)		1,460	1,328,965
5.25%, 10/01/2029(a)		1,700	1,606,857
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		2,845	2,062,312
ModivCare, Inc. 5.875%, 11/15/2025(a)		860	837,485
Newell Brands, Inc. 5.70%, 04/01/2026(c)		1,226	1,204,950
6.375%, 09/15/2027		42	41,454
Option Care Health, Inc. 4.375%, 10/31/2029(a)		809	742,460
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,180	3,894,004
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		296	271,470
5.50%, 10/15/2027(a)		2,011	1,975,968
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		1,887	1,836,900
4.65%, 06/15/2030(c)		524	481,760

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Post Holdings, Inc. 4.625%, 04/15/2030(a)	U.S.$	1,310	$1,202,436
5.50%, 12/15/2029(a)		900	869,445
5.625%, 01/15/2028(a)		200	196,368
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	241,192
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	3,010	2,763,030
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		328	316,517
Tenet Healthcare Corp. 4.25%, 06/01/2029		537	498,927
5.125%, 11/01/2027		1,910	1,867,598
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		1,981	1,908,060
US Foods, Inc. 4.75%, 02/15/2029(a)		2,125	2,016,838
6.875%, 09/15/2028(a)		220	225,392

			66,724,599

Energy – 9.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		1,245	1,197,553
5.75%, 03/01/2027(a)		21	20,719
5.75%, 01/15/2028(a)		1,490	1,466,473
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		653	658,302
Buckeye Partners LP 3.95%, 12/01/2026		22	21,034
4.125%, 03/01/2025(a)		1,271	1,241,170
4.50%, 03/01/2028(a)		1,472	1,398,503
Callon Petroleum Co. 7.50%, 06/15/2030(a)		1,733	1,834,848
8.00%, 08/01/2028(a)		1,120	1,170,658
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	358,008
7.00%, 06/15/2025(a)		1,631	1,629,304
8.375%, 01/15/2029(a)		1,075	1,126,396
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		908	887,879
8.375%, 07/01/2028(a)		2,433	2,559,370
CNX Resources Corp. 6.00%, 01/15/2029(a)		2,995	2,935,220
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		540	510,111

26 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Crescent Energy Finance LLC 9.25%, 02/15/2028(a)	U.S.$	2,175		$2,297,409
EQM Midstream Partners LP 4.125%, 12/01/2026		2,028		1,953,410
4.50%, 01/15/2029(a)		587		550,647
5.50%, 07/15/2028		790		779,130
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		1,152		1,157,864
8.00%, 01/15/2027		938		947,521
8.25%, 01/15/2029		885		908,815
8.875%, 04/15/2030		780		816,785
Gulfport Energy Corp. 8.00%, 05/17/2026(a)		64		65,052
8.00%, 05/17/2026		0	**	371
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		271		249,111
5.125%, 06/15/2028(a)		1,226		1,185,873
5.625%, 02/15/2026(a)		1,355		1,343,808
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		11		10,729
6.25%, 11/01/2028(a)		2,502		2,499,948
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		1,520		1,606,594
ITT Holdings LLC 6.50%, 08/01/2029(a)		1,094		998,953
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		319		325,189
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		1,626		1,624,098
Murphy Oil Corp. 6.375%, 07/15/2028		517		520,815
7.05%, 05/01/2029		203		211,804
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		271		269,041
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,930		2,924,667
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		2,783		2,680,307
6.75%, 09/15/2025(a)		952		945,498
8.75%, 03/15/2029(a)		1,001		997,466
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		1,890		1,935,870
NuStar Logistics LP 5.625%, 04/28/2027		511		506,028
5.75%, 10/01/2025		2,268		2,258,497

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.00%, 06/01/2026	U.S.$	11	$10,966
6.375%, 10/01/2030		372	375,400
PBF Holding Co., LLC/PBF Finance Corp. 6.00%, 02/15/2028		3,132	3,078,944
Southwestern Energy Co. 5.375%, 02/01/2029		1,718	1,669,655
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a)(c)		745	753,627
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		23	21,416
4.50%, 04/30/2030		285	261,413
7.00%, 09/15/2028(a)		2,757	2,817,433
Talos Production, Inc. 9.00%, 02/01/2029(a)		745	791,749
Transocean, Inc. 8.75%, 02/15/2030(a)		1,575	1,642,426
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		24	21,606
4.125%, 08/15/2031(a)		556	495,146
6.25%, 01/15/2030(a)		480	483,235
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		2,989	3,049,497
9.50%, 02/01/2029(a)		691	744,919

			67,804,280

Other Industrial – 0.9%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		3,556	3,328,736
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	689,267
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	1,577	1,609,455
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	959,020

			6,586,478

Services – 5.0%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)	U.S.$	1,758	1,605,634
4.875%, 07/15/2032(a)		276	251,028
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		483	482,705
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	159,927
4.625%, 06/01/2028(a)	U.S.$	3,859	3,518,250

28 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	969	$841,024
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	221,640
APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	1,292	1,242,077
6.75%, 02/15/2027(a)		2,275	2,287,717
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	502,235
5.00%, 02/01/2028(a)		2,040	1,966,723
Block, Inc. 2.75%, 06/01/2026		2,627	2,472,690
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,499,871
Engineering - Ingegneria Informatica - SpA 5.875%, 09/30/2026(a)	EUR	1,450	1,538,364
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	2,945	2,822,930
7.75%, 02/15/2028(a)		493	505,695
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	442,981
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,793	4,075,392
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		1,156	1,093,726
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	163,628
5.25%, 04/15/2024(a)		78	77,874
5.75%, 04/15/2026(a)		921	918,237
6.25%, 01/15/2028(a)		2,994	2,933,401
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	221	223,875
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)		200	211,832
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)	U.S.$	3,668	3,233,122

			35,292,578

Technology – 2.8%
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		500	500,200
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		2,656	2,457,517
Gen Digital, Inc. 6.75%, 09/30/2027(a)		2,616	2,654,691
GoTo Group, Inc. 5.50%, 05/01/2028(a)		608	458,842

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Imola Merger Corp. 4.75%, 05/15/2029(a)	U.S.$	750	$703,320
NCR Voyix Corp. 5.00%, 10/01/2028(a)		1,338	1,248,019
5.125%, 04/15/2029(a)		1,582	1,466,672
Playtika Holding Corp. 4.25%, 03/15/2029(a)		2,072	1,793,502
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		2,593	2,518,555
Rackspace Finance LLC 3.50%, 05/15/2028(a)		1,075	539,516
Seagate HDD Cayman 4.091%, 06/01/2029		1,144	1,056,907
8.25%, 12/15/2029(a)		1,470	1,578,442
Virtusa Corp. 7.125%, 12/15/2028(a)		269	242,520
Western Digital Corp. 4.75%, 02/15/2026		3,067	3,000,507

			20,219,210

Transportation - Airlines – 1.6%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		1,637	1,626,687
American Airlines, Inc. 7.25%, 02/15/2028(a)		1,072	1,088,048
8.50%, 05/15/2029(a)		797	841,680
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,956	1,943,046
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		1,318	1,239,822
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,904	1,442,415
United Airlines, Inc. 4.375%, 04/15/2026(a)		1,726	1,669,146
4.625%, 04/15/2029(a)		1,649	1,534,048

			11,384,892

Transportation - Services – 2.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	274,693
6.125%, 10/15/2026(a)	U.S.$	3,200	3,172,288
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		2,488	2,301,947

30 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.375%, 03/01/2029(a)	U.S.$	963	$897,795
5.75%, 07/15/2027(a)		69	66,790
8.00%, 02/15/2031(a)		267	266,455
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,308,394
Boels Topholding BV 6.25%, 02/15/2029(a)		492	547,031
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	2,291	2,082,061
5.00%, 12/01/2029(a)		921	712,172
Loxam SAS 4.50%, 02/15/2027(a)	EUR	104	111,661
6.375%, 05/31/2029(a)		205	229,987
Mundys SpA 1.875%, 02/12/2028(a)		573	568,795
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	333	313,298
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		2,184	2,042,302
United Rentals North America, Inc. 4.875%, 01/15/2028		1,899	1,846,816

			16,742,485

			493,900,834

Financial Institutions – 7.8%
Banking – 0.8%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		144	144,646
9.75%, 03/15/2029(a)		2,885	3,000,083
UniCredit SpA 5.861%, 06/19/2032(a)		426	416,104
7.296%, 04/02/2034(a)		2,175	2,235,117

			5,795,950

Brokerage – 1.0%
AG Issuer LLC 6.25%, 03/01/2028(a)		1,117	1,091,600
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,936	2,003,702
Aretec Group, Inc. 10.00%, 08/15/2030(a)		2,038	2,230,183
NFP Corp. 4.875%, 08/15/2028(a)		1,969	1,972,721

			7,298,206

Finance – 3.1%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		2,319	2,236,675

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Curo Group Holdings Corp. 18.00%, 08/01/2028(e)	U.S.$	714	$596,133
Encore Capital Group, Inc. 4.875%, 10/15/2025(a)	EUR	502	536,584
9.25%, 04/01/2029(a)	U.S.$	1,018	1,043,623
Enova International, Inc. 8.50%, 09/15/2025(a)		1,290	1,289,381
11.25%, 12/15/2028(a)		1,667	1,763,269
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		788	803,177
8.00%, 02/15/2027(a)		774	798,559
8.00%, 06/15/2028(a)		2,103	2,195,301
goeasy Ltd. 7.625%, 07/01/2029(a)		1,092	1,095,396
9.25%, 12/01/2028(a)		1,236	1,315,870
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		3,605	3,316,276
Navient Corp. 4.875%, 03/15/2028		1,873	1,741,628
5.00%, 03/15/2027		554	530,555
6.75%, 06/25/2025		607	611,097
6.75%, 06/15/2026		70	70,575
SLM Corp. 3.125%, 11/02/2026		1,396	1,298,015
4.20%, 10/29/2025		614	597,993

			21,840,107

Insurance – 1.3%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		2,570	2,320,736
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		364	366,282
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		714	717,227
Ardonagh Finco Ltd. 7.75%, 02/15/2031(a)		566	563,023
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		569	524,100
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		1,010	1,015,111
HUB International Ltd. 7.25%, 06/15/2030(a)		2,044	2,102,275
Panther Escrow Issuer LLC 7.125%, 06/01/2031(a)		1,411	1,436,172

			9,044,926

32 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.1%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)	U.S.$	616	$526,162

REITs – 1.5%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	826	876,899
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	950,950
5.75%, 05/15/2026(a)		1,011	994,683
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(c)		745	767,471
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		553	499,613
4.875%, 09/15/2027(a)		1,121	1,082,539
5.25%, 03/15/2028(a)		1,083	1,048,030
5.25%, 07/15/2030(a)		11	10,406
7.00%, 02/15/2029(a)		290	295,670
Office Properties Income Trust 3.45%, 10/15/2031		238	100,845
Service Properties Trust 7.50%, 09/15/2025		1,975	2,000,280
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	1,119	1,187,796
Vivion Investments SARL 3.00%, 08/08/2024(a)		900	938,195
Series E 7.90%, 02/28/2029(a)(c)(d)		100	89,241

			10,842,618

			55,347,969

Utility – 1.3%
Electric – 1.3%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	2,789	2,651,223
5.125%, 03/15/2028(a)		757	726,107
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	120,435
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	2,558	2,275,162
5.25%, 06/15/2029(a)		11	10,550
Vistra Operations Co., LLC 4.375%, 05/01/2029(a)		2,744	2,542,975
5.00%, 07/31/2027(a)		11	10,659
5.50%, 09/01/2026(a)		928	913,931

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.625%, 02/15/2027(a)	U.S.$	11	$10,830

			9,261,872

Total Corporates - Non-Investment Grade (cost $552,826,856)			558,510,675

CORPORATES - INVESTMENT GRADE – 10.9%
Industrial – 6.2%
Basic – 0.2%
Nexa Resources SA 5.375%, 05/04/2027(a)		346	337,458
Westlake Corp. 3.60%, 08/15/2026		843	810,654

			1,148,112

Capital Goods – 0.7%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	585,611
7.00%, 07/28/2030(a)		370	386,077
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		590	604,337
Rolls-Royce PLC 3.625%, 10/14/2025(a)		3,277	3,181,475

			4,757,500

Communications - Media – 0.7%
DirecTV Financing LLC 8.875%, 02/01/2030(a)		943	940,680
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,287	2,163,799
Paramount Global 3.70%, 06/01/2028		553	497,484
4.20%, 06/01/2029		510	457,088
7.875%, 07/30/2030		402	419,652
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	620	768,033

			5,246,736

Consumer Cyclical - Automotive – 0.9%
Ford Motor Credit Co., LLC 2.70%, 08/10/2026	U.S.$	254	236,873
4.95%, 05/28/2027		731	713,383
5.80%, 03/08/2029		846	849,122
7.35%, 11/04/2027		1,437	1,507,470
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		796	743,886
6.50%, 03/10/2028(a)		1,135	1,164,975

34 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	U.S.$	23	$20,812
2.75%, 03/09/2028(a)		335	297,715
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,054,966

			6,589,202

Consumer Cyclical - Entertainment – 0.5%
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,051,688
5.875%, 12/15/2027(a)		1,750	1,755,757
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(a)		942	996,834

			3,804,279

Consumer Cyclical - Other – 1.2%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	549,974
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	319,735
4.125%, 04/15/2026(a)	U.S.$	1,740	1,686,599
5.25%, 01/15/2029(a)		805	778,081
Las Vegas Sands Corp. 2.90%, 06/25/2025		3,246	3,122,977
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	112,300
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		2,200	2,007,566

			8,577,232

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		964	946,860
5.875%, 03/15/2030(a)		327	318,021
Ross Stores, Inc. 4.70%, 04/15/2027		142	140,117

			1,404,998

Consumer Non-Cyclical – 0.5%
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	364,461
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	3,053	2,843,778

			3,208,239

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.7%
Ecopetrol SA 5.375%, 06/26/2026	U.S.$	329	$322,104
8.625%, 01/19/2029		216	228,021
EnLink Midstream LLC 5.625%, 01/15/2028(a)		216	214,039
EnLink Midstream Partners LP 4.15%, 06/01/2025		306	298,999
4.85%, 07/15/2026		2,375	2,328,189
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	522,375
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		100	99,819
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	196,701
Var Energi ASA 7.50%, 01/15/2028(a)		703	745,524

			4,955,771

Services – 0.3%
Boost Newco Borrower LLC 7.50%, 01/15/2031(a)		1,879	1,967,576
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	132	179,621

			2,147,197

Technology – 0.2%
Broadcom, Inc. 4.926%, 05/15/2037(a)	U.S.$	200	189,682
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	370,369
4.125%, 05/01/2025		999	981,578

			1,541,629

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		178	163,587
5.875%, 07/05/2034(a)		87	86,669

			250,256

Transportation - Services – 0.1%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	289,696

			43,920,847

Financial Institutions – 4.5%
Banking – 3.9%
AIB Group PLC 6.608%, 09/13/2029(a)		319	332,644

36 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ally Financial, Inc. 5.75%, 11/20/2025	U.S.$	785	$779,450
6.848%, 01/03/2030		1,201	1,236,658
Banco Santander SA 4.175%, 03/24/2028		400	385,712
5.179%, 11/19/2025		400	395,672
9.625%, 05/21/2033(f)		1,000	1,103,360
Bank of America Corp. Series U 8.738% (CME Term SOFR 3 Month + 3.40%), 05/03/2024(b)(f)		476	476,409
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	751,263
Barclays PLC 5.69%, 03/12/2030		1,323	1,329,933
CaixaBank SA 5.673%, 03/15/2030(a)		1,041	1,040,521
5.875%, 10/09/2027(a)(f)	EUR	200	212,324
6.684%, 09/13/2027(a)	U.S.$	718	733,767
Capital One Financial Corp. 5.70%, 02/01/2030		751	757,406
Citigroup, Inc. Series AA 7.625%, 11/15/2028(f)		360	377,597
Series V 4.70%, 01/30/2025(f)		147	143,814
Series W 4.00%, 12/10/2025(f)		207	198,387
Series X 3.875%, 02/18/2026(f)		154	145,382
Danske Bank A/S 3.244%, 12/20/2025(a)		358	351,058
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	150,000
7.146%, 07/13/2027		574	589,963
Goldman Sachs Group, Inc. (The) Series P 8.437% (CME Term SOFR 3 Month + 3.14%), 05/03/2024(b)(f)		356	356,449
HSBC Holdings PLC 5.546%, 03/04/2030		3,287	3,307,708
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		1,344	1,339,014
5.71%, 01/15/2026(a)		1,684	1,670,562
7.00%, 11/21/2025(a)		200	203,842

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. Series Q 8.818% (CME Term SOFR 3 Month + 3.51%), 05/01/2024(b)(f)	U.S.$	733	$733,667
Series R 8.868% (CME Term SOFR 3 Month + 3.56%), 05/01/2024(b)(f)		54	54,059
Lloyds Banking Group PLC 7.953%, 11/15/2033		647	729,285
PNC Financial Services Group, Inc. (The) Series R 8.643% (CME Term SOFR 3 Month + 3.30%), 06/01/2024(b)(f)		517	517,807
Santander Holdings USA, Inc. 6.174%, 01/09/2030		331	334,217
6.499%, 03/09/2029		817	836,298
Societe Generale SA 5.519%, 01/19/2028(a)		2,545	2,529,221
Truist Financial Corp. Series L 8.693% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(b)(f)		842	849,115
Series N 4.80%, 09/01/2024(f)		626	606,250
UBS Group AG 4.375%, 02/10/2031(a)(f)		507	415,497
7.00%, 02/19/2025(a)(f)		401	400,587
UniCredit SpA 1.982%, 06/03/2027(a)		222	204,977
2.569%, 09/22/2026(a)		482	459,360
Wells Fargo & Co. 7.625%, 09/15/2028(f)		64	68,365
Series BB 3.90%, 03/15/2026(f)		878	834,829

			27,942,429

Finance – 0.3%
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	35,019
5.25%, 08/11/2025(a)		1,078	1,068,320
5.95%, 02/15/2029(a)		406	406,288
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		119	111,058
4.125%, 08/01/2025(a)		3	2,923
4.875%, 10/01/2025(a)		31	30,431
5.50%, 12/15/2024(a)		105	104,508

			1,758,547

38 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.1%
Centene Corp. 4.625%, 12/15/2029	U.S.$	20	$18,990
Hartford Financial Services Group, Inc. (The) Series ICON 7.694% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(b)		859	752,415

			771,405

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	12,872
5.375%, 04/15/2026		79	78,349
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	375,866
Sabra Health Care LP 3.90%, 10/15/2029		334	301,412
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	187,460
Vornado Realty LP 2.15%, 06/01/2026		839	761,493

			1,717,452

			32,189,833

Utility – 0.2%
Electric – 0.2%
Alexander Funding Trust II 7.467%, 07/31/2028(a)		120	126,877
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		226	219,574
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	369,133
NRG Energy, Inc. 4.45%, 06/15/2029(a)		59	55,839
Pacific Gas and Electric Co. 5.55%, 05/15/2029		384	387,360

			1,158,783

Total Corporates - Investment Grade (cost $76,707,936)			77,269,463

EMERGING MARKETS - CORPORATE BONDS – 3.0%
Industrial – 2.8%
Basic – 0.5%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		486	374,998
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		341	304,796

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)	U.S.$	719	$691,813
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	291,524
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	275,003
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	518,160
First Quantum Minerals Ltd. 9.375%, 03/01/2029(a)		549	569,521
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	339,317
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	337,696
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		127	78,382

			3,781,210

Capital Goods – 0.1%
Usiminas International SARL 5.875%, 07/18/2026(a)		545	537,166

Communications - Media – 0.1%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	200,901
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)	U.S.$	205	182,835

			383,736

Communications - Telecommunications – 0.0%
C&W Senior Finance Ltd. 6.875%, 09/15/2027(a)		208	197,080

Consumer Cyclical - Other – 1.2%
Allwyn Entertainment Financing UK PLC 8.026% (EURIBOR 3 Month + 4.12%), 02/15/2028(a)(b)	EUR	466	505,886
Allwyn International AS 3.875%, 02/15/2027(a)		805	840,249
Melco Resorts Finance Ltd. 4.875%, 06/06/2025(a)	U.S.$	815	794,625
5.375%, 12/04/2029(a)		428	389,561
5.625%, 07/17/2027(a)		356	340,314
5.75%, 07/21/2028(a)		1,178	1,114,154
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		1,482	1,461,159
5.375%, 05/15/2024(a)		214	213,465
5.875%, 05/15/2026(a)		216	213,030

40 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Studio City Finance Ltd. 6.00%, 07/15/2025(a)	U.S.$	705	$693,544
Wynn Macau Ltd.
5.50%, 01/15/2026(a)		1,775	1,723,401
5.625%, 08/26/2028(a)		345	326,672

			8,616,060

Consumer Non-Cyclical – 0.4%
BRF SA 4.875%, 01/24/2030(a)		784	700,614
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		113	107,196
Rede D’or Finance SARL 4.95%, 01/17/2028(a)		200	191,063
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	502,741
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	U.S.$	490	456,763
4.75%, 05/09/2027		372	357,782
5.125%, 05/09/2029		372	357,120
Tonon Luxembourg SA 6.50%, 10/31/2024(g)(h)(i)		102	10
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e)(h)(i)(j)(k)		425	43

			2,673,332

Energy – 0.4%
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		216	200,948
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	196,500
Kosmos Energy Ltd.
7.125%, 04/04/2026(a)		379	372,960
7.50%, 03/01/2028(a)		200	193,813
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		754	739,871
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	347,740
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	505,750

			2,557,582

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	350,987

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(a)	U.S.$	741	$711,360

			19,808,513

Financial Institutions – 0.1%
Banking – 0.1%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	444,231

Brokerage – 0.0%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	349,320

			793,551

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	183,375
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	237,429
Terraform Global Operating LP 6.125%, 03/01/2026(a)		108	106,385

			527,189

Total Emerging Markets - Corporate Bonds (cost $22,291,037)			21,129,253

BANK LOANS – 1.1%
Industrial – 1.0%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.814% (SOFR 3 Month + 4.25%), 05/17/2028(l)		656	596,951

Communications - Media – 0.1%
Coral-US Co-Borrower LLC 8.440% (SOFR 1 Month + 3.00%), 10/15/2029(l)		320	318,521
DirecTV Financing LLC 10.695% (SOFR 1 Month + 5.25%), 08/02/2029(l)		265	264,628

			583,149

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 10.067% (SOFR 3 Month + 4.75%), 01/30/2031(l)		479	481,894

42 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.813% (SOFR 3 Month + 4.50%), 04/30/2028(e)(l)	U.S.$	429	$430,714

Consumer Non-Cyclical – 0.2%
Bausch + Lomb Corporation 8.677% (SOFR 1 Month + 3.25%), 05/10/2027(l)		990	977,055
Gainwell Acquisition Corp. 9.409% (SOFR 3 Month + 4.00%), 10/01/2027(l)		387	369,392
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.702% (SOFR 3 Month + 5.25%), 12/15/2027(l)		524	524,384

			1,870,831

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.826% (SOFR 3 Month + 6.25%), 10/20/2028(l)		1,116	960,838

Technology – 0.2%
Ascend Learning LLC 11.180% (SOFR 1 Month + 5.75%), 12/10/2029(l)		300	294,657
FINThrive Software Intermediate Holdings, Inc. 12.192% (SOFR 1 Month + 6.75%), 12/17/2029(l)		240	149,626
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(e)(g)(h)(l)		550	4,811
Playtika Holding Corp. 8.195% (SOFR 1 Month + 2.75%), 03/13/2028(l)		785	784,886

			1,233,980

Transportation - Airlines – 0.1%
SkyMiles IP Ltd. (Delta Air Lines, Inc.) 9.068% (SOFR 3 Month + 3.75%), 10/20/2027(l)		844	869,417

			7,027,774

Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.934% (SOFR 6 Month + 4.50%), 12/11/2028(l)		108	107,794

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.1%
Asurion LLC 9.677% (SOFR 1 Month + 4.25%), 08/19/2028(l)	U.S.$	980	$944,326

			1,052,120

Total Bank Loans (cost $8,869,777)			8,079,894

COLLATERALIZED LOAN OBLIGATIONS – 0.8%
CLO - Floating Rate – 0.8%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.578% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a)(b)		644	644,657
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.729% (CME Term SOFR 3 Month + 3.41%), 01/20/2032(a)(b)		250	249,978
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.178% (CME Term SOFR 3 Month + 3.86%), 01/17/2034(a)(b)		250	250,001
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.528% (CME Term SOFR 3 Month + 2.21%), 04/17/2033(a)(b)		250	250,000
Series 2020-78A, Class D 8.578% (CME Term SOFR 3 Month + 3.26%), 04/17/2033(a)(b)		443	441,512
Elevation CLO Ltd. Series 2020-11A, Class C 7.776% (CME Term SOFR 3 Month + 2.46%), 04/15/2033(a)(b)		250	242,119
Series 2020-11A, Class D1 9.426% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(a)(b)		282	280,422
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 8.471% (CME Term SOFR 3 Month + 3.16%), 07/19/2034(a)(b)		375	375,039
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 6.614% (CME Term SOFR 3 Month + 1.29%), 04/26/2031(a)(b)		494	493,946
Magnetite XXV Ltd. Series 2020-25A, Class D 8.886% (CME Term SOFR 3 Month + 3.56%), 01/25/2032(a)(b)		250	250,009

44 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.68% (CME Term SOFR 3 Month + 3.36%), 01/24/2033(a)(b)	U.S.$	521	$513,049
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.526% (CME Term SOFR 3 Month + 3.21%), 01/15/2035(a)(b)		500	499,982
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.618% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(a)(b)		377	377,059
Regatta XX Funding Ltd. Series 2021-2A, Class D 8.676% (CME Term SOFR 3 Month + 3.36%), 10/15/2034(a)(b)		250	250,004
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.829% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(a)(b)		250	249,979
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 6.576% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a)(b)		458	457,682

Total Collateralized Loan Obligations (cost $5,843,795)			5,825,438

EMERGING MARKETS - SOVEREIGNS – 0.8%
Angola – 0.2%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	720,109
9.50%, 11/12/2025(a)		710	723,091

			1,443,200

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	587,456

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	528,100

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	192,625

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)	U.S.$	760	$750,025

Lebanon – 0.0%
Lebanon Government International Bond 6.85%, 03/23/2027(a)(g)(h)		11	721
Series E 6.10%, 10/04/2022(a)(h)(j)		210	13,755
Series G 6.60%, 11/27/2026(a)(g)(h)		51	3,340

			17,816

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)		639	497,022

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	485,521
6.75%, 03/13/2048(a)	U.S.$	483	356,213

			841,734

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	186,420
4.85%, 09/27/2027		540	513,000

			699,420

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(a)(c)		338	125,905
7.75%, 09/01/2026(a)(c)		384	137,280

			263,185

Total Emerging Markets - Sovereigns (cost $7,085,757)			5,820,583

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Mexico – 0.1%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,060,958
6.75%, 09/21/2047		191	126,251
6.95%, 01/28/2060		58	38,341

			1,225,550

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	616,802

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		370	368,497

46 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(c)(i)	U.S.$	653	$187,085

Total Quasi-Sovereigns (cost $3,012,776)			2,397,934

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Floating Rate CMBS – 0.1%
BFLD Trust Series 2019-DPLO, Class E 7.68% (CME Term SOFR 1 Month + 2.35%), 10/15/2034(a)(b)		160	159,104
Series 2021-FPM, Class A 7.041% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a)(b)		690	684,825

			843,929

Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.357%, 08/10/2049(m)		3,707	79,567
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 0.981%, 10/12/2050(m)		2,480	68,885
Commercial Mortgage Trust Series 2012-CR3, Class D 4.296%, 10/15/2045(a)		100	62,051
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.152%, 08/10/2044(a)		210	154,399
Series 2011-GC5, Class D 5.152%, 08/10/2044(a)		236	86,781
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.368%, 11/15/2047		225	180,484
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.601%, 10/15/2049(m)		2,119	62,901
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.979%, 06/15/2044(a)		25	20,039

			715,107

Total Commercial Mortgage-Backed Securities (cost $1,870,980)			1,559,036

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.394% (CME Term SOFR 1 Month + 2.06%), 07/25/2029(a)(b)	U.S.$	288	$287,961
Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 7.885% (CME Term SOFR + 2.56%), 07/25/2031(a)(b)		14	13,960
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.135% (CME Term SOFR + 5.81%), 04/25/2028(b)		44	46,027
Series 2016-C01, Class 2M2 12.385% (CME Term SOFR + 7.06%), 08/25/2028(b)		29	29,979
Series 2017-C07, Class 2M2 7.935% (CME Term SOFR + 2.61%), 05/25/2030(b)		6	6,095
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.197% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(a)(b)		91	91,235
Series 2020-1R, Class A 8.786% (CME Term SOFR + 3.46%), 02/25/2025(a)(b)		99	98,281

Total Collateralized Mortgage Obligations (cost $569,766)			573,538

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024 (cost $372,335)		370	369,883

		Shares
COMMON STOCKS – 0.0%
Financials – 0.0%
Banks – 0.0%
Nordic Aviation Capital DAC(e)(h)(k) (cost $149,857)		6,250	121,875

48 | AB SHORT DURATION HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Trust Series 2022-6, Class A4 39.826%, 05/15/2030(a)(e) (cost $28,304)	U.S.$	23	29,265

		Shares
SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.21%(n)(o)(p) (cost $21,168,833)		21,168,833	21,168,833

Total Investments – 98.8% (cost $700,798,009)			702,855,670	(q)
Other assets less liabilities – 1.2%			8,631,778

Net Assets – 100.0%			$711,487,448

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	18	June 2024	$2,296,332	$(8,564)
U.S. T-Note 5 Yr (CBT) Futures	419	June 2024	44,839,547	154,565
U.S. T-Note 10 Yr (CBT) Futures	299	June 2024	33,128,266	(112,545)

				$33,456

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EUR	28,685	USD	31,422	06/12/2024	$388,313
Morgan Stanley Capital Services, Inc.	GBP	2,423	USD	3,075	04/19/2024	15,902
Morgan Stanley Capital Services, Inc.	USD	1,017	GBP	801	04/19/2024	(5,259)

						$398,956

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $565,814,243 or 79.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2024.

abfunds.com	AB SHORT DURATION HIGH YIELD PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2024.

(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2024.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Defaulted.

(h)	Non-income producing security.

(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of March 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	$653,000	$187,085	0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013 - 10/31/2021	210,163	10	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013 - 03/15/2013	425,000	43	0.00%

(j)	Defaulted matured security.

(k)	Fair valued by the Adviser.

(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at March 31, 2024.

(m)	IO – Interest Only.

(n)	Affiliated investments.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.

(q)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

March 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $679,629,176)	$681,686,837
Affiliated issuers (cost $21,168,833)	21,168,833
Cash	607
Cash collateral due from broker	1,375,904
Foreign currencies, at value (cost $677,848)	673,423
Unaffiliated interest and dividends receivable	10,112,918
Receivable for investment securities sold	2,054,546
Receivable for capital stock sold	1,026,155
Unrealized appreciation on forward currency exchange contracts	404,215
Affiliated dividends receivable	89,277
Receivable for variation margin on futures	72,325
Receivable due from Adviser	8,219

Total assets	718,673,259

Liabilities
Payable for investment securities purchased	4,558,515
Payable for capital stock redeemed	1,638,385
Dividends payable	339,415
Advisory fee payable	327,664
Foreign capital gains tax payable	34,353
Administrative fee payable	21,049
Distribution fee payable	8,193
Unrealized depreciation on forward currency exchange contracts	5,259
Transfer Agent fee payable	842
Directors’ fees payable	95
Accrued expenses and other liabilities	252,041

Total liabilities	7,185,811

Net Assets	$711,487,448

Composition of Net Assets
Capital stock, at par	$77,033
Additional paid-in capital	746,815,507
Accumulated loss	(35,405,092)

Net Assets	$711,487,448

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$711,487,448	77,032,805	$9.24

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended March 31, 2024 (unaudited)

Investment Income
Interest	$21,713,312
Dividends—Affiliated issuers	636,091
Other income	43,286	$22,392,689

Expenses
Advisory fee (see Note B)	1,741,155
Distribution fee—Class A	31,434
Distribution fee—Class C	45,777
Distribution fee—Class R	8
Distribution fee—Class K	4
Transfer agency—Class A	7,005
Transfer agency—Class C	2,552
Transfer agency—Advisor Class	170,450
Transfer agency—Class R	1
Transfer agency—Class K	1
Custody and accounting	68,689
Audit and tax	68,578
Administrative	50,044
Registration fees	32,148
Printing	31,354
Legal	23,156
Directors’ fees	13,394
Miscellaneous	12,325

Total expenses	2,298,075
Less: expenses waived and reimbursed by the Adviser (see Note B)	(23,746)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(12)

Net expenses		2,274,317

Net investment income		20,118,372

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(1,477,448)
Forward currency exchange contracts		91,389
Futures		(203,418)
Options written		29,054
Swaps		(57,488)
Foreign currency transactions		207,401
Net change in unrealized appreciation (depreciation) of:
Investments		27,882,629
Forward currency exchange contracts		(903,343)
Futures		(542,640)
Options written		(11,781)
Swaps		78,643
Foreign currency denominated assets and liabilities		17,374

Net gain on investment and foreign currency transactions		25,110,372

Net Increase in Net Assets from Operations		$45,228,744

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$20,118,372	$23,500,885
Net realized loss on investment and foreign currency transactions	(1,410,510)	(16,336,126)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	26,520,882	27,891,853
Contributions from Affiliates (see Note B)	– 0	–	278

Net increase in net assets from operations	45,228,744	35,056,890
Distributions to Shareholders
Class A	(780,942)	(2,082,249)
Class C	(249,857)	(631,218)
Advisor Class	(19,154,521)	(28,535,987)
Class R	(114)	(700)
Class K	(114)	(701)
Class I	(108)	(664)
Capital Stock Transactions
Net increase	167,219,355	197,503,249

Total increase	192,262,443	201,308,620
Net Assets
Beginning of period	519,225,005	317,916,385

End of period	$711,487,448	$519,225,005

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 9 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Short Duration High Yield Portfolio (the “Fund”) (formerly known as AB Limited Duration High Income Portfolio), a diversified portfolio. At meetings held on October 31 – November 2, 2023, the Company’s Board of Directors (the “Board”) approved the conversion of Class A and Class C shares of the Fund to Advisor Class shares of the Fund on a relative net assets basis. The conversion was effective on March 18, 2024. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Effective December 8, 2023, Class R, Class K and Class I shares of the Fund were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures

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NOTES TO FINANCIAL STATEMENTS (continued)

approved by and under the oversight of the Company’s Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or

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NOTES TO FINANCIAL STATEMENTS (continued)

counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

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NOTES TO FINANCIAL STATEMENTS (continued)

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$557,914,542		$596,133		$558,510,675
Corporates - Investment Grade		– 0	–	77,269,463		– 0	–	77,269,463
Emerging Markets - Corporate Bonds		– 0	–	21,129,210		43		21,129,253
Bank Loans		– 0	–	7,644,369		435,525		8,079,894
Collateralized Loan Obligations		– 0	–	5,825,438		– 0	–	5,825,438
Emerging Markets - Sovereigns		– 0	–	5,820,583		– 0	–	5,820,583
Quasi-Sovereigns		– 0	–	2,397,934		– 0	–	2,397,934
Commercial Mortgage-Backed Securities		– 0	–	1,559,036		– 0	–	1,559,036
Collateralized Mortgage Obligations		– 0	–	573,538		– 0	–	573,538
Governments - Sovereign Bonds		– 0	–	369,883		– 0	–	369,883
Common Stocks		– 0	–	– 0	–	121,875		121,875
Asset-Backed Securities		– 0	–	– 0	–	29,265		29,265
Short-Term Investments		21,168,833		– 0	–	– 0	–	21,168,833

Total Investments in Securities		21,168,833		680,503,996		1,182,841		702,855,670
Other Financial Instruments(a):
Assets:
Futures		154,565		– 0	–	– 0	–	154,565	(b)
Forward Currency Exchange Contracts		– 0	–	404,215		– 0	–	404,215
Liabilities:
Futures		(121,109)		– 0	–	– 0	–	(121,109	)(b)
Forward Currency Exchange Contracts		– 0	–	(5,259)		– 0	–	(5,259)

Total		$21,202,289		$680,902,952		$1,182,841		$703,288,082

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the

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NOTES TO FINANCIAL STATEMENTS (continued)

ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before January 31, 2025. For the six months ended March 31, 2024, such reimbursements/waivers amounted to $5,664.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2024, the reimbursement for such services amounted to $50,044.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $55,569 for the six months ended March 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $5,373 from the sale of Class A shares and received $10,942 and $2,632 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2024, such waiver amounted to $18,082.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2024 is as follows:

Fund	Market Value 9/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$13,941	$185,097	$177,869	$21,169	$636

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended September 30, 2023, the Adviser reimbursed the Fund $278 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. As of September 1, 2021, with respect to Class R and Class K shares, payments to the Distributor are voluntarily being limited to 0% and 0% of the average daily net assets attributable to Class R and Class K shares. For the six months ended March 31, 2024, such waivers amounted to $8 and $4, respectively. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $237,078, $0 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$228,433,078		$67,296,339
U.S. government securities	– 0	–	35,300

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$15,866,508
Gross unrealized depreciation	(13,376,435)

Net unrealized appreciation	$2,490,073

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When

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the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2024, the Fund held futures for hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2024, the Fund held forward currency exchange contracts for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”

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and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the six months ended March 31, 2024, the Fund held purchased options for hedging purposes.

During the six months ended March 31, 2024, the Fund held written options for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also

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enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required

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for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts

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received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

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The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$154,565	*	Payable for variation margin on futures	$121,109	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	404,215		Unrealized depreciation on forward currency exchange contracts	5,259

Total		$558,780			$126,368

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(203,418)	$(542,640)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	91,389	(903,343)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$109,785	$(89,310)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	29,054	(11,781)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(57,488)	78,643

Total		$(30,678)	$(1,468,431)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2024:

Futures:
Average notional amount of sale contracts	$58,576,278
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,407,488
Average principal amount of sale contracts	$34,132,695
Purchased Options:
Average notional amount	$13,504,000	(a)
Options Written:
Average notional amount	$12,736,000	(a)
Credit Default Swaps:
Average notional amount of sale contracts	$843,032	(b)

(a)	Positions were open for one month during the period.

(b)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the

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Fund as of March 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Deutsche Bank AG	$388,313	$ – 0	–	$	– 0	–	$	– 0	–	$388,313
Morgan Stanley Capital Services, Inc.	15,902	(5,259)			– 0	–		– 0	–	10,643

Total	$404,215	$(5,259)		$	– 0	–	$	– 0	–	$398,956	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Morgan Stanley Capital Services, Inc.	$5,259	$(5,259)		$	– 0	–	$	– 0	–	$ – 0	–

Total	$5,259	$(5,259)		$	– 0	–	$	– 0	–	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023		Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023

Class A*
Shares sold	707,532	1,745,790		$6,436,204		$15,622,103

Shares issued in reinvestment of dividends	38,351	112,400		349,404		1,002,920

Shares converted from Class C	63,732	87,198		575,526		779,196

Shares redeemed	(3,584,307)	(2,280,772)		(32,989,697)		(20,348,516)

Net decrease	(2,774,692)	(335,384)		$(25,628,563)		$(2,944,297)

Class C*
Shares sold	231,832	530,938		$2,102,528		$4,749,628

Shares issued in reinvestment of dividends	13,742	42,764		124,955		381,531

Shares converted to Class A	(63,747)	(87,272)		(575,526)		(779,196)

Shares redeemed	(1,268,238)	(239,223)		(11,658,659)		(2,138,135)

Net increase (decrease)	(1,086,411)	247,207		$(10,006,702)		$2,213,828

Advisor Class
Shares sold	34,907,356	40,879,465		$316,772,362		$365,010,677

Shares issued in reinvestment of dividends	1,494,470	2,184,955		13,642,977		19,486,930

Shares redeemed	(13,994,201)	(20,890,255)		(127,533,883)		(186,263,889)

Net increase	22,407,625	22,174,165		$202,881,456		$198,233,718

Class R
Shares redeemed	(1,004)	– 0	–	$(9,128)	$	– 0	–

Net increase (decrease)	(1,004)	– 0	–	$(9,128)	$	– 0	–

Class K
Shares redeemed	(1,004)	– 0	–	$(9,130)	$	– 0	–

Net increase (decrease)	(1,004)	– 0	–	$(9,130)	$	– 0	–

Class I
Shares redeemed	(943)	– 0	–	$(8,578)	$	– 0	–

Net increase (decrease)	(943)	– 0	–	$(8,578)	$	– 0	–

*	Converted to Advisor Class on March 18, 2024.

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NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

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Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (LIBOR) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2024 will be determined at the end of the current fiscal year.

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The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$31,251,519	$14,798,840

Total taxable distributions paid	$31,251,519	$14,798,840

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$289,814
Accumulated capital losses	(30,544,355	)(a)
Other losses	(3,549,798	)(b)
Unrealized appreciation (depreciation)	(26,032,504	)(c)

Total accumulated earnings (deficit)	$(59,836,843	)(d)

(a)	As of September 30, 2023, the Fund had a net capital loss carryforward of $30,544,355.

(b)	As of September 30, 2023, the Fund had a qualified late-year ordinary loss deferral of $3,549,798.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2023, the Fund had a net short-term capital loss carryforward of $10,556,532, and a net long-term capital loss carryforward of $19,987,823 which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

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NOTE J

Subsequent Events

At meetings held on October 31 – November 2, 2023, the Board of Directors of AB Bond Fund, Inc. (the “Board”) approved the reorganization of the Fund into a newly-created exchange-traded fund (“ETF”) (the “Conversion”), which will be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”), the Fund will be converted into an ETF (the “Acquiring Portfolio”), a newly-created series of AB Active ETFs, Inc., with an identical investment objective, and identical fundamental investment policies and investment strategies as the Fund. The closing date of the Conversion is expected to occur on or about June 7, 2024.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 8.88	$ 8.73	$ 10.34	$ 9.93	$ 10.35	$ 10.22

Income From Investment Operations

Net investment income(a)(b)	.29	.51	.38	.39	.39	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.36	.34	(1.57)	.45	(.33)	.17

Net increase (decrease) in net asset value from operations	.65	.85	(1.19)	.84	.06	.59

Less: Dividends

Dividends from net investment income	(.29)	(.70)	(.42)	(.43)	(.48)	(.46)

Net asset value, end of period	$ 9.24	$ 8.88	$ 8.73	$ 10.34	$ 9.93	$ 10.35

Total Return

Total investment return based on net asset value(c)	7.43%	10.04%	(11.78)%	8.52%	.70%	5.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$711,487	$484,876	$283,354	$334,801	$256,070	$238,350

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.69%^	.70%	.70%	.70%	.70%	.70%

Expenses, before waivers/reimbursements(d)‡	.70%^	.78%	.75%	.77%	.79%	.80%

Net investment income(b)	6.38%^	5.71%	3.97%	3.77%	3.97%	4.10%

Portfolio turnover rate	11%	67%	62%	57%	60%	37%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 79.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended March 31, 2024 and the year ended September 30, 2019, such waivers amounted to .01% (annualized) and .01%, respectively.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)* Emilie D. Wrapp, Advisory Board Member

OFFICERS

Gershon M. Distenfeld(2), Vice President Robert Schwartz(2), Vice President William Smith(2), Vice President Nancy E. Hay, Secretary Michael B. Reyes, Senior Vice President	Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

One Congress Street

Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by its Short Duration High Yield Investment Team.
Messrs. Distenfeld, Schwartz and Smith are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*	Mr. Turner is expected to retire effective December 31, 2024.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio) (the “Fund”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and

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discussing the Adviser’s explanation for this, the directors the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Mid Cap Value Portfolio

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Conservative Buffer ETF

Core Plus Bond ETF

Corporate Bond ETF

Disruptors ETF

High Yield ETF

Tax-Aware Intermediate Municipal ETF

Tax-Aware Long Municipal ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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AB SHORT DURATION HIGH YIELD PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SDHY-0152-0324

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

13(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes—Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	May 27, 2024